Revenue from Contracts with Customers - Additional Information (Details) $ in Thousands		12 Months Ended
	Jul. 01, 2025 segment	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)
Revenue from Contract with Customer [Abstract]
Number of reporting segments | segment	2	3
Revenue recognized related to customer payments		$ 55,000
Contract liabilities		72,000	$ 76,000
Contract liabilities included in other accrued liabilities		62,967	62,123
Contract liabilities included within other liabilities		$ 9,000	$ 13,000